Unaudited Condensed Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Jun. 30, 2022
ASSETS
Cash	$ 4,023,093	$ 12,990,659
Inventories	277,615	217,516
Loans due from third parties	22,452,195	28,236,812
Due from a related party	1,226,923	1,950,000
Other current assets	2,703,285	250,277
Assets of disposal group		3,084,938
Total current assets	30,683,111	46,730,202
Long-term investments	1,064,989	1,100,294
Goodwill	219,013	227,683
Property and equipment, net	11,087,109	2,619,696
Deposits for plant, property and equipment	60,553,443	63,683,597
Intangible assets	77,544	84,858
Right of use assets	1,049,249	120,043
Other noncurrent assets	83,278	8,291
Total Assets	104,817,736	114,574,664
LIABILITIES AND EQUITY
Trade payable	88,916	343,894
Unearned income	28,986	90,249
Other current liabilities	257,437	280,106
Lease liabilities, current	384,364	86,547
Liabilities of disposal group		318,528
Total current liabilities	759,703	1,119,324
Lease liabilities, noncurrent	745,987	17,820
Total Liabilities	1,505,690	1,137,144
Shareholders’ Equity
Ordinary shares value	13,285	11,776
Additional paid-in capital	159,620,376	155,247,484
Accumulated deficit	(46,452,207)	(42,739,335)
Accumulated other comprehensive loss	(9,355,074)	(3,333,800)
Total Bit Brother Ltd. Shareholders’ Equity	103,826,380	109,186,125
Non-controlling interests	(514,334)	4,251,395
Total Liabilities and Equity	104,817,736	114,574,664
Class A Ordinary Shares
Shareholders’ Equity
Ordinary shares value	13,187	11,678
Class B Ordinary Shares
Shareholders’ Equity
Ordinary shares value	$ 98	$ 98